ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2017	Jun. 29, 2018	Jun. 29, 2018	Jun. 30, 2017	Sep. 29, 2017	Jul. 02, 2016
Business Combination, Separately Recognized Transactions [Line Items]
Reduction in prepaid income taxes		$ (483)	$ (483)	$ (952)
Non-current deferred income taxes		119	119	424
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings	$ 35	$ 35	0
Increase in cost of sales and services			4,066	3,854
Increase in engineering, selling and administrative expenses			1,182	1,150
Increase in non-operating income			156	166
Retained Earnings
Business Combination, Separately Recognized Transactions [Line Items]
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings			35
Intra-entity Transfers of Assets Other Than Inventory
Business Combination, Separately Recognized Transactions [Line Items]
Reduction in prepaid income taxes					$ 27
Non-current deferred income taxes					$ 27
ASC 606
Business Combination, Separately Recognized Transactions [Line Items]
Decrease in revenue from product sales and services			14	3
Operating income (loss)			$ (19)	$ (10)
Operating income (loss), per diluted share (in dollars per share)			$ (0.15)	$ (0.08)
ASC 606 | Retained Earnings
Business Combination, Separately Recognized Transactions [Line Items]
Cumulative effect adjustment as reduction of opening balance of retained earnings						$ 15
ASU 2017-07
Business Combination, Separately Recognized Transactions [Line Items]
Increase in cost of sales and services			$ 147	$ 132
Increase in engineering, selling and administrative expenses			37	32
Increase in non-operating income			$ 184	$ 164